15. OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
OtherPayablesLineItems [Line Items]
Other payables, current		R$ 1,310,734	R$ 1,725,588
Other payables, noncurrent		3,145,336	2,493,702
Payables To Related Parties [member]
OtherPayablesLineItems [Line Items]
Other payables, current		70,458	46,063
Other payables, noncurrent		78,083	88,021
Dividends And Interest On Capital [member]
OtherPayablesLineItems [Line Items]
Other payables, current		946,133	13,252
Advances From Customers [member]
OtherPayablesLineItems [Line Items]
Other payables, current	[1]	1,100,772	787,604
Other payables, noncurrent	[1]	1,725,838	1,845,248
Taxes In Installments [member]
OtherPayablesLineItems [Line Items]
Other payables, current		45,331	19,498
Other payables, noncurrent		160,247	67,727
Profit Sharing - Employees [member]
OtherPayablesLineItems [Line Items]
Other payables, current		150,341	162,866
Taxes Payable [member]
OtherPayablesLineItems [Line Items]
Other payables, noncurrent		38,493	8,805
Provision From Consumption And Services [member]
OtherPayablesLineItems [Line Items]
Other payables, current		175,242	204,299
Third Party Materials In Our Possession [member]
OtherPayablesLineItems [Line Items]
Other payables, current		84,832	78,820
Trade payables - drawee risk [member]
OtherPayablesLineItems [Line Items]
Other payables, current		623,861	1,121,312
Other payables, noncurrent		543,527
Lease Liabilities [member]
OtherPayablesLineItems [Line Items]
Other payables, current		93,626	35,040
Other payables, noncurrent		436,505	439,350
Other Payables [member]
OtherPayablesLineItems [Line Items]
Other payables, current		58,321	57,690
Other payables, noncurrent		65,108	R$ 44,551
Derivative Financial Instruments [member]
OtherPayablesLineItems [Line Items]
Other payables, current		8,722
Other payables, noncurrent		R$ 97,535

[1]	Advances from customers: During 2019, the subsidiary CSN Mineracao entered into an agreement with a major international player for the supply of approximately 22 million tons of iron ore and an additional supply of 11 million tons of iron ore. Accordingly, CSN Mineracao S.A. received in advance the amounts of US$496 million (R$1,951,303) and US$250 million (R$956,440) on March 29, 2019 and August 5, 2019, respectively. The term for the execution of the contracted volumes is 5 years. Finally, on September 16, 2019, the parties again amended the contract to adjust the delivery conditions for iron ore. In July 2020, the subsidiary concluded the contract for the additional supply of approximately 4 million tons of iron ore, which was received in advance, on August 28, 2020, the amount of US$115 million (R$629 million). The term for the execution of the contract is 3 years.